Significant Accounting Policies and Practices (Details) - Schedule of Revenue Recognition - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Recognition Abstract
Products and services transferred over time	$ 575,251	$ 1,091,374	$ 3,331,741	$ 4,182,681
Products transferred at a point in time	410,894	257,364	1,464,733	117,036
Revenue recognition	$ 986,145	$ 1,348,738	$ 4,796,474	$ 4,299,717